Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Bergio International, Inc.	$ (1,565,075)	$ (2,020,971)	$ (2,638,556)	$ (148,050)
Adjustments to reconcile net loss to net cash used in operating activities
Non-controlling interest in subsidiaries	(698,616)	(377,152)	(923,629)
Amortization expense	120,978	93,614	214,592
Depreciation expense	20,642	34,445	55,825	32,538
Stock-based compensation	31,242	110,640	118,451	148,000
Amortization of debt discount and deferred financing costs	402,494	670,865	1,968,797	236,634
Derivative expense	16,900	214,203	354,904	127,285
Forgiveness of debt		(18,291)	(18,291)	(68,608)
Gain from settlement of loan included in other income		(6,000)	(6,000)
Change in fair value of derivative liabilities	(556,554)	769,211	(394,428)	(474,775)
Gain from extinguishment of debt	(261,404)	(423,309)	(631,052)	(36,276)
Non-cash interest upon conversion of debt	1,025,660	10,375	14,425
Amortization of right of use assets	(47,682)		50,337	11,880
Change in operating assets and liabilities:
Accounts receivable	(90,062)	(36,271)	48,931	(14,544)
Inventory	205,297	(396,301)	(943,477)	22,274
Prepaid expenses and other current assets	(52,655)	289,657	362,111	(6,668)
Investment in unconsolidated affiliate			(775)
Accounts payable and accrued liabilities	(234,035)	428,940	338,343	(97,912)
Accrued compensation - CEO	403,460
Operating lease obligations	47,679		(50,337)	(11,880)
Deferred compensation - CEO	(346,163)	(99,408)	(99,408)	100,000
NET CASH USED IN OPERATING ACTIVITIES	(1,577,894)	(755,753)	(2,179,237)	(180,102)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from the acquisition of GearBubble			1,161,476
Cash paid upon acquisition of GearBubble			(2,000,000)
Purchase of property and equipment		(44,355)	(47,685)
NET CASH USED IN INVESTING ACTIVITIES		(44,355)	(886,209)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock		2,958,837	3,768,730	170,061
Proceeds from sale of preferred stock, net of offering cost	1,555,000
Proceeds from government grant		5,000	5,000
Proceeds from note payable	110,000	18,291	18,291
Proceeds from loans payable	595,600		683,256	190,908
Proceeds from convertible notes, net of debt issuance cost	76,250	1,617,500	1,890,000	196,500
Proceeds from secured note payable			495,000
Repayment on convertible debt		(30,000)	(30,000)	(17,500)
Repayment on note payable	(180,414)		(309,867)
Repayment on loans payable	(641,406)	(839,976)	(1,608,653)	(140,000)
Repayment on debt		(567,403)	(567,403)
Repayment on secured notes payable	(400,000)		(190,000)
Advance from (payments to) Chief Executive Officer, net	(135,858)	(13,114)	(65,794)	(172,576)
NET CASH PROVIDED BY FINANCING ACTIVITIES	979,172	3,149,135	4,088,560	227,393
NET CHANGE IN CASH AND CASH EQUIVALENTS:	(598,722)	2,349,027	1,023,114	47,291
CASH AND CASH EQUIVALENTS - beginning of period	1,093,195	70,081	70,081	22,790
CASH AND CASH EQUIVALENTS - end of period	494,473	2,419,108	1,093,195	70,081
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	14,610			6,000
Income taxes
Non-cash investing and financing activities:
Issuance of common stock issued for convertible debt and accrued interest			1,129,681	223,657
Debt discount in connection with the issuance of stock warrants			1,375,000
Initial amount of ROU asset and related liability			122,946
Issuance of common stock issued for convertible debt, loans payable, and accrued interest	1,373,096	$ 163,727
Deemed dividend upon issuance of Series D preferred stock	1,555,878
Initial derivative liability recorded in connection with convertible notes payable	76,250		515,000	$ 55,000
Reclassification of derivative liability to equity upon conversion of Series C preferred stock	$ 67,284
Initial derivative liability recorded in connection with acquisition of Aphrodite’s Marketing related to the issuance of Series B preferred stock			821,738
Initial derivative liability recorded due to commission fees for the acquisition of Aphrodite’s Marketing related to the issuance of Series C preferred stock			110,640
Issuance of Series B preferred stock issued for the acquisition of Aphrodite’s Marketing			664,105
Non-controlling interest upon acquisition of GearBubble			366,157
Net liability assumed in acquisition of Aphrodite’s Marketing:
Cash			60,287
Accounts receivable, net			125,726
Inventory			1,119,593
Prepaid expenses			291,783
Accounts payable and accrued liabilities			(1,283,244)
Loans payable			(2,304,438)
Note payable - long term			(150,000)
Net liability assumed			(2,140,293)
Net assets assumed in acquisition of GearBubble Tech:
Cash			1,161,476
Prepaid expenses and other current assets			40,000
Property and equipment			4,412
Accounts payable and accrued liabilities			(458,628)
Net assets assumed			$ 747,260